Nature of Business and Significant Accounting Policies - SPAC Transaction and Basis of Presentation (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Business combination transaction value	$ 3,820,000
Legacy Sharecare shares converted to common stock | shares	271,051,959		271,051,959
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Cash paid to Legacy Sharecare stockholders	$ 91,700		$ 91,698
Gross proceeds from Business Combination	$ 571,000
Settlement of debt		$ 178,400
Exchange ratio	71.26
Foreign Tax Credit, Term			3 years
Security Deposit			$ 700	$ 800
Long-Term Foreign Tax Credits			1,400	1,500
Long-Term Asset, Upfront Research And Development Costs			$ 6,100
Deferred Costs, Reverse Recapitalization				$ 2,100
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Largest Customer [Member]
Concentration Risk, Percentage			11.00%	16.00%	17.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | One Largest Customer [Member]
Concentration Risk, Percentage			11.00%	14.00%
Geographic Distribution, Domestic [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Concentration Risk, Percentage			95.00%	95.00%	94.00%